SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED JULY 21, 2006

TO PROSPECTUS DATED MAY 1, 2003
FOR NEW YORK KEYPORT LATITUDE

ISSUED BY KBL VARIABLE ACCOUNT A

This supplement describes changes to the certain investment options offered under your Certificate. The names of the following investment options have changed:

Old Name	New Name

AllianceBernstein Worldwide Privatization Portfolio	AllianceBernstein International Growth Portfolio

Colonial High Yield Fund, Variable Series	Columbia High Yield Fund, Variable Series

Colonial Small Cap Value Fund, Variable Series	Columbia Small Cap Value Fund, Variable Series

Colonial Strategic Income Fund, Variable Series	Columbia Strategic Income Fund, Variable Series

Liberty Asset Allocation Fund, Variable Series	Columbia Asset Allocation Fund, Variable Series

Liberty Growth & Income Fund, Variable Series	Columbia Large Cap Value Fund, Variable Series

Liberty Money Market Fund, Variable Series	Columbia Money Market Fund, Variable Series

Liberty Federal Securities Fund, Variable Series	Columbia Federal Securities Fund, Variable Series

Liberty Select Value Fund, Variable Series	Columbia Mid Cap Value Fund, Variable Series

Liberty S&P 500 Index Fund, Variable Series	Columbia S&P 500 Index Fund, Variable Series

Please retain this supplement with your prospectus for future reference.